Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	October 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 97.23%Δ
Argentina − 2.19%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	719,629	$ 519,738
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	449,440
YPF 144A 6.95% 7/21/27 #	1,095,000	667,030
		1,636,208
Brazil − 9.02%
Arcos Dorados 144A 6.125% 5/27/29 #	410,000	377,786
Azul Investments
144A 5.875% 10/26/24 #	420,000	318,174
144A 7.25% 6/15/26 #	400,000	253,886
B2W Digital 144A 4.375% 12/20/30 #	545,000	375,389
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	540,000	439,058
CSN Resources 144A 5.875% 4/8/32 #	830,000	601,501
Gol Finance 144A 8.00% 6/30/26 #	360,000	211,389
Guara Norte 144A 5.198% 6/15/34 #	800,408	629,317
Klabin Austria 144A 3.20% 1/12/31 #	615,000	464,857
MARB BondCo 144A 3.95% 1/29/31 #	590,000	438,279
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	510,000	390,527
MercadoLibre 3.125% 1/14/31	645,000	467,757
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #	510,000	425,850
Petrobras Global Finance 6.75% 6/3/50	410,000	330,349
Vale Overseas 3.75% 7/8/30	670,000	552,126
XP 144A 3.25% 7/1/26 #	545,000	476,567
		6,752,812
Chile − 4.34%
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	497,444
Alfa Desarrollo 144A 4.55% 9/27/51 #	617,740	396,704
Antofagasta 144A 5.625% 5/13/32 #	475,000	437,449
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #	335,000	269,710
Falabella 144A 3.375% 1/15/32 #	405,000	290,027
Inversiones La Construccion 144A 4.75% 2/7/32 #	835,000	619,094
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	510,000	415,080
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	430,000	323,865
		3,249,373
China − 4.38%
Agile Group Holdings 5.50% 5/17/26	465,000	90,185
Alibaba Group Holding 2.70% 2/9/41	645,000	331,379
China Evergrande Group 10.00% 4/11/23	520,000	20,785
CIFI Holdings Group
5.25% 5/13/26	200,000	14,794
6.45% 11/7/24	605,000	52,937
NQ-227 [10/22] 12/22 (2638385)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Country Garden Holdings
2.70% 7/12/26	308,000	$ 28,451
4.20% 2/6/26	274,000	26,856
ENN Energy Holdings 144A 2.625% 9/17/30 #	750,000	572,678
Huarong Finance 2019 3.875% 11/13/29	570,000	350,353
JD.com 3.875% 4/29/26	665,000	616,606
Lenovo Group 144A 6.536% 7/27/32 #	675,000	563,033
Tencent Holdings
144A 2.88% 4/22/31 #	525,000	388,743
144A 3.68% 4/22/41 #	350,000	221,055
		3,277,855
Colombia − 4.15%
Banco de Bogota 144A 6.25% 5/12/26 #	365,000	335,251
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	405,000	276,548
Bancolombia 7.139% 10/18/27 μ	570,000	494,834
Canacol Energy 144A 5.75% 11/24/28 #	650,000	489,703
Ecopetrol
4.625% 11/2/31	710,000	490,790
5.375% 6/26/26	471,000	428,862
Geopark 144A 5.50% 1/17/27 #	725,000	592,088
		3,108,076
Czech Republic − 0.98%
Energo-Pro 144A 8.50% 2/4/27 #	795,000	733,650
		733,650
Ghana − 1.35%
Kosmos Energy 144A 7.75% 5/1/27 #	610,000	493,527
Tullow Oil 144A 10.25% 5/15/26 #	610,000	520,568
		1,014,095
Guatemala − 2.17%
Banco Industrial 144A 4.875% 1/29/31 #, μ	305,000	272,821
Central American Bottling 144A 5.25% 4/27/29 #	670,000	590,951
CT Trust 144A 5.125% 2/3/32 #	950,000	761,115
		1,624,887
Hong Kong − 1.32%
AIA Group 144A 3.375% 4/7/30 #	600,000	511,444
Goodman HK Finance 4.375% 6/19/24	485,000	473,991
		985,435
2    NQ-227 [10/22] 12/22 (2638385)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India − 5.24%
Azure Power Energy 144A 3.575% 8/19/26 #	362,895	$ 264,006
CA Magnum Holdings 144A 5.375% 10/31/26 #	535,000	449,442
Future Retail 144A 5.60% 1/22/25 #	425,000	13,302
Greenko Power II 144A 4.30% 12/13/28 #	464,313	359,262
ICICI Bank 144A 4.00% 3/18/26 #	450,000	423,764
JSW Hydro Energy 144A 4.125% 5/18/31 #	556,600	429,447
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	990,000	680,201
UltraTech Cement 144A 2.80% 2/16/31 #	895,000	663,431
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	1,010,000	639,012
		3,921,867
Indonesia − 4.68%
Cikarang Listrindo 144A 4.95% 9/14/26 #	792,000	686,293
Freeport Indonesia 144A 5.315% 4/14/32 #	630,000	533,137
Indika Energy Capital IV 144A 8.25% 10/22/25 #	595,000	562,146
Indofood CBP Sukses Makmur Tbk Pt 3.541% 4/27/32	605,000	443,323
Medco Laurel Tree 144A 6.95% 11/12/28 #	754,000	579,445
Minejesa Capital 144A 5.625% 8/10/37 #	395,000	253,752
Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #	525,000	441,625
		3,499,721
Israel − 5.85%
Altice Financing 144A 5.00% 1/15/28 #	600,000	476,000
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	805,000	662,809
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	385,000	329,464
Bank Leumi Le-Israel BM 144A 5.125% 7/27/27 #	715,000	697,854
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	482,837
ICL Group 144A 6.375% 5/31/38 #	380,000	359,180
Israel Electric 144A 3.75% 2/22/32 #	635,000	531,760
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	560,000	481,914
6.75% 3/1/28	375,000	354,347
		4,376,165
Jamaica − 0.86%
Sagicor Financial 144A 5.30% 5/13/28 #	700,000	641,176
		641,176
Kazakhstan − 0.75%
KazTransGas JSC 144A 4.375% 9/26/27 #	269,000	221,279
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	420,000	336,481
		557,760
NQ-227 [10/22] 12/22 (2638385)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kuwait − 1.70%
MEGlobal Canada 144A 5.00% 5/18/25 #	405,000	$ 392,324
NBK SPC 144A 1.625% 9/15/27 #, μ	1,035,000	882,506
		1,274,830
Macao − 2.16%
MGM China Holdings
144A 4.75% 2/1/27 #	475,000	357,476
144A 5.25% 6/18/25 #	205,000	163,350
Sands China
3.75% 8/8/31	465,000	305,356
4.30% 1/8/26	580,000	475,902
Studio City Finance 144A 6.50% 1/15/28 #	740,000	311,157
		1,613,241
Madagascar − 0.43%
Axian Telecom 144A 7.375% 2/16/27 #	375,000	324,938
		324,938
Malaysia − 1.59%
CIMB Bank 144A 2.125% 7/20/27 #	525,000	451,117
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	810,000	736,073
		1,187,190
Mexico − 6.94%
Alsea 144A 7.75% 12/14/26 #	790,000	752,116
America Movil 4.70% 7/21/32	740,000	678,930
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	357,137
Banco Santander 144A 5.375% 4/17/25 #	480,000	466,248
BBVA Bancomer 144A 5.875% 9/13/34 #, μ	620,000	519,467
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	640,000	403,174
GCC 144A 3.614% 4/20/32 #	790,000	623,132
Grupo Aeromexico 144A 8.50% 3/17/27 #	810,000	667,493
Nemak 144A 3.625% 6/28/31 #	575,000	419,155
Petroleos Mexicanos 6.95% 1/28/60	509,000	306,317
		5,193,169
Morocco − 0.66%
OCP
144A 5.125% 6/23/51 #	270,000	166,211
144A 6.875% 4/25/44 #	415,000	328,576
		494,787
4    NQ-227 [10/22] 12/22 (2638385)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Nigeria − 1.99%
Access Bank
144A 6.125% 9/21/26 #	615,000	$ 453,378
144A 9.125% 10/7/26 #, μ, ψ	540,000	377,298
IHS Holding 144A 5.625% 11/29/26 #	865,000	659,865
		1,490,541
Oman − 0.92%
Oryx Funding 144A 5.80% 2/3/31 #	780,000	685,148
		685,148
Panama − 0.43%
UEP Penonome II 144A 6.50% 10/1/38 #	429,324	321,993
		321,993
Paraguay − 1.84%
Banco Continental 144A 2.75% 12/10/25 #	1,000,000	858,900
Rutas 2 and 7 Finance 144A 3.494% 9/30/36 #, ^	868,000	519,754
		1,378,654
Peru − 3.44%
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	521,068
InRetail Consumer 144A 3.25% 3/22/28 #	715,000	567,095
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	579,130	477,090
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	880,000	705,740
Volcan Cia Minera 144A 4.375% 2/11/26 #	359,000	301,878
		2,572,871
Philippines − 0.75%
International Container Terminal Services 4.75% 6/17/30	645,000	561,602
		561,602
Qatar − 1.71%
QNB Finance 2.625% 5/12/25	1,380,000	1,283,517
		1,283,517
Republic of Korea − 3.40%
Hana Bank 144A 1.25% 12/16/26 #	335,000	283,099
Kia 144A 2.375% 2/14/25 #	645,000	594,201
NongHyup Bank 144A 0.875% 7/28/24 #	430,000	398,941
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	327,451
SK Hynix
144A 1.50% 1/19/26 #	590,000	508,548
144A 2.375% 1/19/31 #	595,000	429,659
		2,541,899
NQ-227 [10/22] 12/22 (2638385)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Republic of Vietnam − 0.33%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	350,000	$ 243,810
		243,810
Russia − 1.26%
Lukoil Capital DAC
144A 2.80% 4/26/27 #	405,000	307,564
144A 3.60% 10/26/31 #	405,000	290,486
VEON Holdings 144A 3.375% 11/25/27 #	665,000	342,309
		940,359
Saudi Arabia − 3.02%
EIG Pearl Holdings 144A 3.545% 8/31/36 #	685,000	528,306
SA Global Sukuk 144A 2.694% 6/17/31 #	415,000	340,405
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	250,621
144A 4.25% 4/16/39 #	600,000	494,274
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	660,000	648,522
		2,262,128
Singapore − 1.00%
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	765,000	751,369
		751,369
South Africa − 3.45%
AngloGold Ashanti Holdings 3.375% 11/1/28	1,000,000	808,470
Bidvest Group UK 144A 3.625% 9/23/26 #	785,000	666,096
Sasol Financing USA 4.375% 9/18/26	745,000	654,159
Stillwater Mining 144A 4.00% 11/16/26 #	550,000	454,036
		2,582,761
Taiwan − 0.85%
TSMC Global 144A 4.625% 7/22/32 #	695,000	639,642
		639,642
Thailand − 2.05%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	380,000	338,918
GC Treasury Center 144A 5.20% 3/30/52 #	470,000	331,975
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	398,775
Thaioil Treasury Center 144A 2.50% 6/18/30 #	640,000	465,149
		1,534,817
Turkey − 3.46%
Akbank TAS 144A 6.80% 2/6/26 #	730,000	664,176
Coca-Cola Icecek 144A 4.50% 1/20/29 #	810,000	652,981
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	845,000	678,307
6    NQ-227 [10/22] 12/22 (2638385)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	635,000	$ 590,226
		2,585,690
Ukraine − 0.81%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	149,471
Metinvest 144A 7.75% 10/17/29 #	425,000	175,737
MHP 144A 6.25% 9/19/29 #	430,000	193,500
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #	560,000	84,401
		603,109
United Arab Emirates − 4.41%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	493,570
Emirates NBD Bank PJSC
2.625% 2/18/25	410,000	384,375
6.125% 4/9/26 ψ	400,000	377,658
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	826,383	622,443
MAF Global Securities 7.875% 6/30/27 μ, ψ	635,000	614,394
MDGH GMTN RSC 144A 5.50% 4/28/33 #	355,000	353,434
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	595,926	456,181
		3,302,055
Zambia − 1.19%
First Quantum Minerals
144A 6.875% 10/15/27 #	515,000	479,819
144A 7.50% 4/1/25 #	425,000	412,764
		892,583
ZZ_DNU - Russia − 0.16%
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	200,000	122,033
		122,033
Total Corporate Bonds (cost $88,181,014)		72,763,816

Sovereign Bonds – 1.46%Δ
Hong Kong − 0.80%
Airport Authority
144A 2.50% 1/12/32 #	410,000	331,400
144A 3.25% 1/12/52 #	405,000	266,393
		597,793
Philippines − 0.66%
Philippine Government International Bond 3.229% 3/29/27	535,000	495,492
Total Sovereign Bonds (cost $1,346,667)		1,093,285
NQ-227 [10/22] 12/22 (2638385)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stock – 0.36%Δ
Mexico − 0.36%
Grupo Aeromexico †	29,657	$ 270,839
Total Common Stock (cost $484,744)		270,839
Total Value of Securities−99.05% (cost $90,012,425)		74,127,940
Receivables and Other Assets Net of Liabilities — 0.95%		708,935
Net Assets Applicable to 10,960,805 Shares Outstanding — 100.00%	$74,836,875
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of Rule 144A securities was $60,211,768, which represents 79.83% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
8    NQ-227 [10/22] 12/22 (2638385)

(Unaudited)
The following futures and swap contracts were outstanding at October 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(1,971,734)	$(2,132,190)	12/20/22	$160,456	$10,891
(2)	US Treasury Long Bonds	(241,000)	(274,495)	12/20/22	33,495	1,500
Total Futures Contracts			$(2,406,685)		$193,951	$12,391
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Federated Republic of Brazil 4.25% 1/7/25 B2 6/20/26-Quarterly	2,527,000	1.000%	$89,562	$58,108	$31,454
JPMCB-United Mexican States 10.375% 1/28/33 Baa2 6/22/26-Quarterly	1,748,000	1.000%	14,354	9,515	4,839
Total CDS Contracts			$103,916	$67,623	$36,293
The use of futures and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent
NQ-227 [10/22] 12/22 (2638385)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,988).
Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
GMTN – Global Medium Term Note
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
10    NQ-227 [10/22] 12/22 (2638385)